                       STRADLEY RONON STEVENS & YOUNG, LLP
                        1220 19th Street, N.W. Suite 600
                              Washington, DC 20036
                                 (202) 822-9611

                                November 29, 2007

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

                  Re:      Delaware Group Government Fund (the "Registrant")
                           File Nos. 811-04304; 002-97889
                           Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the forms of Prospectuses and Statement of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed from those filed in Post-Effective  Amendment No. 35
(the  "Amendment")  to the  Trust's  Registration  Statement  on Form N-1A.  The
Amendment was filed with the Securities and Exchange  Commission  electronically on November 28, 2007.

     Please direct any questions or comments  relating to this  certification to me at (202) 419-8406.

                                                    Respectfully,

                                                    /s/ Michelle C. Roberts
                                                    Michelle C. Roberts, Esquire